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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:            2/28

Date of reporting period:        05/31/13

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-CE-MOPP-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–164.97%*

Alabama–2.45%

Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	$3,950	$4,292,465
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	3,250	3,449,063
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,350	3,693,878
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	1,815	1,980,383
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,308,700
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,563,360
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (c)	4.13%	05/15/35	1,000	925,630
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,498,960
University of Alabama Board of Trustees; Series 2004 A, General RB (d)	5.25%	07/01/20	2,500	2,631,225
				23,343,664

Alaska–0.69%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (a)	5.50%	10/01/41	5,730	6,554,089

Arizona–4.67%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,765	3,873,168
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	435	463,566
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (a)	5.00%	07/01/25	2,005	2,333,800
Series 2008 B, Highway RB	5.00%	07/01/25	610	710,034
Series 2008 B, Highway RB (a)	5.00%	07/01/26	3,925	4,558,260
Series 2011 A, Ref. Sub. Highway RB (a)	5.00%	07/01/36	4,095	4,596,105
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,180,422
Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	1,097,124
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	791,175
Series 2010, RB	5.13%	05/15/40	1,500	1,573,230
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	2,775	2,887,276
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (e)	5.00%	07/01/14	3,425	3,565,562
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (e)	6.00%	05/01/14	300	312,741
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (e)	5.50%	06/01/14	800	838,488
Series 2009 E, PCR (e)	5.75%	06/01/16	950	1,061,036
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/29	735	738,006
Series 2009, Education RB	7.00%	01/01/39	835	826,116
Series 2009, Education RB	7.13%	01/01/45	790	785,995
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	4,080,760
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	2,900	3,012,926
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	597,663

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	$2,680	$3,047,589
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,405	1,454,821
				44,385,863

California–17.58%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(f)	0.00%	09/01/20	2,630	2,120,543
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	2,414,784
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	5,905	6,465,030
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,050	610,733
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (a)	5.00%	12/01/24	1,200	1,403,880
Series 2008 AE, Water System RB (a)	5.00%	12/01/25	1,450	1,693,296
Series 2008 AE, Water System RB (a)	5.00%	12/01/26	1,450	1,693,296
Series 2008 AE, Water System RB (a)	5.00%	12/01/27	900	1,048,095
Series 2008 AE, Water System RB (a)	5.00%	12/01/28	1,450	1,682,537
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,664,894
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	3,525	3,642,312
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	5,700	5,904,801
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/30	2,025	2,083,745
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/37	4,445	4,486,827
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	2,500	2,668,950
California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB (d)(e)	5.00%	06/01/14	2,000	2,095,060
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,272,750
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,363,043
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	2,094,663
Series 2012 A, RB	5.00%	04/01/42	2,205	2,395,821
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (d)	5.25%	10/01/19	1,565	1,603,781
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,833,064
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,500	2,970,325
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,826,930
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	455	498,671
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	837,989
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,732,217
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	5,286,191
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	3,250	3,697,785
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/38	2,300	2,542,006
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/43	1,725	1,887,426
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,147,100
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	2,000	2,155,860
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/36	3,390	3,431,595
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	605	619,490

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/32	$500	$556,560
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (a)	5.00%	06/01/36	5,795	6,686,271
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,000	2,076,100
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	1,000	1,015,150
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (d)(e)	5.00%	07/01/14	3,000	3,153,210
Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,117,890
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/18	1,235	1,376,790
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	180	196,441
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (b)	5.00%	06/01/29	3,000	3,087,660
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,634,960
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,617,620
Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	3,025	3,377,382
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	2,966,453
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	568,701
San Diego (County of) Water Authority; Series 2004 A, COP (INS-AGM) (a)(b)	5.00%	05/01/29	3,000	3,191,280
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	08/01/36	8,460	9,530,275
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	460	492,136
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,084,060
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	1,210	1,368,619
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	2,420	2,712,602
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (a)	5.00%	11/01/36	5,250	5,907,248
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,300,080
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,072,060
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (a)	5.25%	07/01/29	1,950	2,281,871
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (b)(e)	3.50%	05/31/13	1,500	1,500,000
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	600	596,124
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,723,852
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/25	1,485	881,555
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/26	1,350	752,274
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/26	2,500	2,688,300
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	4,650	1,833,495
				167,222,509

Colorado–4.74%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,500	3,891,195
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/36	5,000	5,156,950
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/37	2,500	2,605,175
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,621,350
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,400	7,849,772

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	$2,790	$2,880,480
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	421,336
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	618,585
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,705,650
Series 2010, Private Activity RB	6.00%	01/15/41	700	797,825
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	2,190,067
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,766,750
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	2,000	2,095,440
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,400	1,450,806
Fort Collins (City of);
Series 2004 A, Lease COP (d)(e)	5.38%	06/01/14	2,040	2,142,347
Series 2004 A, Lease COP (d)(e)	5.38%	06/01/14	2,155	2,263,116
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	880	898,762
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,560,765
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	2,118	2,194,375
				45,110,746

Connecticut–1.09%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(c)	6.60%	07/01/24	3,800	3,813,604
Connecticut (State of) Development Authority (Aquarion Water Co.);
Series 2007, Ref. Water Facilities RB (INS-SGI) (b)(c)	5.10%	09/01/37	2,750	2,927,238
Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,000	1,154,110
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (c)	5.00%	05/15/31	2,010	2,176,448
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	300	300,417
				10,371,817

District of Columbia–2.79%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,754,137
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,115	3,593,776
Series 2009, Hospital RB	6.50%	10/01/29	1,990	2,318,390
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	8,000	9,053,360
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,225	1,401,057
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,677,191
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	3,000	3,076,140
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	380	422,032
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	380	423,936
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/02/28	760	845,158
				26,565,177

Florida–11.50%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	992,420
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	2,000	2,090,880
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,657,661
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	870	941,827
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,000	2,091,360
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,434,983

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	$505	$544,148
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/27	6,000	6,771,600
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,862,986
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,911,788
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	3,157,196
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,800,525
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	1,080	1,229,396
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	1,500	1,671,255
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	3,325	3,710,035
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,600	1,805,248
JEA;
Series 2005 B, Water & Sewer System RB (INS-NATL) (b)	5.00%	10/01/24	2,460	2,605,288
Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,000	4,422,640
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	2,029,431
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (b)	7.75%	10/01/15	830	961,489
Miami-Dade (County of) (Miami International Airport);
Series 2004, Aviation RB (INS-AGC) (b)(c)	4.75%	10/01/36	1,030	1,040,444
Series 2005, Aviation RB (INS-AGC) (b)(c)	5.00%	10/01/38	790	827,683
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	650	742,365
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,370	1,497,931
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,335,800
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	720	780,401
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	422,946
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	959,755
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/39	1,000	1,099,290
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,124,020
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,596,957
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,487,987
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	465	470,134
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (h)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	170	168,572
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	355	346,331
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,400	1,464,251
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,150	5,079,185
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	600	734,340
Series 2011, Ref. RB (a)	5.00%	10/01/31	4,650	5,209,023
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	5,000	5,841,150
Reunion East Community Development District; Series 2005, Special Assessment RB (h)	5.80%	05/01/36	490	269,779
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	1,000	1,101,520
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,120	853,866
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	8,158,714
Series 2007, Hospital RB (a)	5.00%	08/15/42	4,000	4,232,880
Series 2007, Hospital RB	5.00%	08/15/42	4,000	4,232,880

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB	5.25%	01/01/26	$1,000	$756,800
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,050	838,708
				109,365,870

Georgia–4.74%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	420	525,332
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	755	944,346
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	323,804
Atlanta (City of); Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/22	3,000	3,636,990
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	6,250	6,491,750
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,971,073
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,600	1,941,152
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,750	2,119,652
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,600	1,933,744
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	2,000	2,176,820
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,457,049
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	6,330	7,368,183
Georgia (State of) Road & Tollway Authority; Series 2003, RB (d)(e)	5.00%	10/01/13	2,000	2,032,200
Series 2003, RB	5.00%	10/01/23	3,000	3,045,810
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	660	735,755
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/34	2,000	2,111,240
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (a)	5.00%	09/01/29	3,200	3,654,560
Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/32	250	268,380
Series 2012 A, RB	5.25%	10/01/27	455	510,005
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,800	1,806,912
				45,054,757

Hawaii–0.68%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,105,510
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	411,632
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,811,583
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,137,910
				6,466,635

Idaho–0.77%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,190,820
Series 2008 A, RB	6.75%	11/01/37	1,400	1,627,556
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,010	1,038,825
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	1,240	1,429,311
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/21	1,755	2,044,803
				7,331,315

Illinois–19.21%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,689,555

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Bolingbrook (Village of); Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/30	$1,365	$547,297
Series 1999 B, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/32	725	259,862
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	1,016,943
Chicago (City of) (O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (b)(c)	5.75%	01/01/22	5,000	5,144,750
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	10,900	11,988,692
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	10,000	10,972,000
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	3,855	4,192,737
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	4,000	4,350,440
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,526,490
Series 2012 B, Ref. Passenger Facility Charge RB (c)	5.00%	01/01/30	4,320	4,658,774
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,525	4,915,372
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	6,750	7,332,322
Series 2011 A, Unlimited Tax GO Bonds (a)	5.00%	12/01/41	2,830	2,981,122
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (e)(i)	0.95%	06/01/18	1,000	1,000,000
Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (b)	5.00%	01/01/28	2,500	2,596,125
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/36	6,900	7,724,619
Chicago (City of); Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/18	700	801,094
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	01/01/37	3,300	3,444,309
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/24	1,000	1,135,770
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,875	4,384,834
Series 2011, COP	7.13%	05/01/21	445	486,986
Series 2011, COP	7.13%	05/01/21	875	957,556
Series 2011 A, Sales Tax RB (a)	5.25%	01/01/38	2,400	2,685,408
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	4,475	4,853,093
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,543,455
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/15	285	330,754
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,104,630
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,448,879
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	2,038,903
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	672,194
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,094,230
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (a)	5.38%	08/15/24	3,070	3,607,281
Series 2009 A, RB (a)	5.75%	08/15/30	1,900	2,203,658
Series 2009 B, RB	5.00%	08/15/16	380	429,765
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,901,670
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,200	2,200,968
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	6,000	6,710,100
Series 2009, Ref. RB	6.13%	05/15/25	775	889,220
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,650	1,894,216
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS-NATL) (b)	5.80%	06/01/30	1,000	1,001,220
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,045,170
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,845	3,514,685
Illinois (State of) Finance Authority (Sherman Health System); Series 1997, RB (INS-AMBAC) (b)	5.25%	08/01/22	1,185	1,186,955
Series 2007 A, RB	5.50%	08/01/37	7,500	8,114,250
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,190	2,221,098

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	$1,105	$1,238,020
Series 2010 A, Ref. RB	6.00%	08/15/38	2,480	2,774,450
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (a)	5.50%	08/15/41	1,530	1,696,311
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/52	4,080	4,573,884
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,418,678
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,750	3,022,965
Series 2012 A, RB	5.00%	06/15/42	1,500	1,628,820
Series 2012 B, RB	5.00%	12/15/28	1,110	1,264,334
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	4,625	5,092,541
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	12/15/41	3,900	4,283,292
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	7,214,413
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	6,080,200
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	680	706,901
				182,794,260

Indiana–3.64%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/16	1,610	1,699,130
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (a)	5.00%	11/15/36	9,200	10,024,688
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	1,164,510
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	4,064,604
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,591,785
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,307,091
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (c)	5.00%	07/01/40	2,715	2,830,686
Series 2013, Private Activity RB (c)	5.00%	07/01/44	2,600	2,700,074
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,632,165
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	975	1,035,255
Lake Central Multi-District School Building Corp.; Series 2012 B, First Mortgage RB	5.00%	07/15/32	2,375	2,702,299
New Albany Floyd County School Building Corp.; Series 2005, Ref. First Mortgage RB (d)(e)	5.00%	07/15/15	1,800	1,974,780
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (e)	6.25%	06/02/14	375	395,242
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	519,775
				34,642,084

Iowa–0.76%

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,157,648
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/25	975	1,148,150
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/26	730	844,836
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,378,675
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/29	1,500	1,664,175
				7,193,484

Kansas–0.99%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/21	70	70,936

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	$1,250	$1,488,350
Series 2009 C, Hospital RB	5.50%	11/15/29	335	385,618
Series 2009 C, Hospital RB (a)	5.75%	11/15/38	3,400	3,948,896
Wamego (City of) (Kansas Gas & Electric Co.); Series 2004, Ref. PCR (INS-NATL) (b)	5.30%	06/01/31	3,500	3,561,425
				9,455,225

Kentucky–2.28%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,000	2,162,360
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/42	1,000	1,074,170
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.) Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,307,840
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,267,148
Series 2010 A, Hospital RB	6.50%	03/01/45	2,550	2,980,797
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,110	2,470,915
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,370	2,765,719
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	5,405	5,669,521
				21,698,470

Louisiana–1.79%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	550	613,448
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	960	1,074,950
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	1,360	544,707
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,548,296
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/26	2,000	2,594,200
Louisiana Citizens Property Insurance Corp.; Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/20	1,000	1,097,030
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,650	3,256,903
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,750	1,898,645
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,354,268
				16,982,447

Maryland–0.77%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	524,852
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	793,215
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,918,245
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	2,055,161
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	1,055,643
				7,347,116

Massachusetts–2.24%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,224,688
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	3,095,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	$282	$258,305
Series 2011 A-1, RB	6.25%	11/15/46	496	445,534
Series 2011 A-2, RB	5.50%	11/15/46	41	33,196
Series 2011 B, CAB RB (f)	0.00%	11/15/56	206	1,450
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,397,354
Series 2012 L, RB	5.00%	07/01/36	4,025	4,484,252
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB (j)	6.25%	06/01/14	855	427,534
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	275	329,106
Series 2011 I, RB	7.25%	01/01/32	1,050	1,297,999
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (a)	5.00%	10/15/35	6,450	7,273,859
				21,268,677

Michigan–1.39%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,900	3,514,510
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.50%	07/01/33	1,250	1,525,225
Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (e)	5.25%	01/15/14	1,125	1,159,954
Series 2008 A, RB (e)	5.50%	01/15/15	625	675,981
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	836,138
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/22	1,000	1,317,860
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,218,310
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	870	994,001
				13,241,979

Minnesota–0.56%

Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,040
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,424,617
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,940,192
				5,374,849

Missouri–1.84%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.50%	06/01/22	350	350,515
Series 2002, Health Facilities RB	5.63%	06/01/27	205	205,252
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	547,325
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	510,940
Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	4.50%	04/01/21	345	349,630
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,385,854
Series 2011 A, Ref. RB	5.50%	09/01/25	305	356,661
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,577,042
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,701,062
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	555	575,663
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	2,375	2,432,997
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,411,099

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB (d)	7.63%	07/01/18	$1,015	$1,093,185
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (b)	5.00%	01/01/21	1,000	1,051,500
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	833,597
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	648,007
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,515,960
				17,546,289

Montana–0.09%

Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	800	897,112

Nebraska–1.15%

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	1,000	1,136,370
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/39	1,000	1,131,620
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (b)	5.00%	01/01/37	2,000	2,152,440
Omaha (City of) Public Power District; Series 2011 B, RB (a)	5.00%	02/01/36	5,775	6,499,532
				10,919,962

Nevada–2.56%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	550,635
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	1,000	1,103,000
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(c)	5.25%	07/01/34	11,000	11,262,130
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	290	312,710
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,292,620
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/23	1,500	1,627,185
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,600	1,815,488
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,423,060
				24,386,828

New Hampshire–0.19%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/30	1,000	1,085,170
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(c)	6.30%	05/01/22	700	703,073
				1,788,243

New Jersey–5.71%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	440	493,882
Series 2010 A, RB	5.88%	06/01/42	2,100	2,335,641
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	35,589,000
Series 2007 U, School Facilities RB (INS-AGM) (a)(b)	5.00%	09/01/32	3,000	3,259,590
New Jersey (State of) Transportation Trust Fund Authority; Series 2012 A, Transportation System RB	5.00%	06/15/42	4,300	4,635,271
Series 2012 AA, Transportation Program RB	5.00%	06/15/38	2,450	2,670,157
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	3,025	3,285,816
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/19	2,000	2,038,640
				54,307,997

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–1.05%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (e)	5.20%	06/01/20	$1,000	$1,126,610
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,625,895
Jicarilla Apache Nation;
Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,491,690
Series 2003 A, RB (g)	5.50%	09/01/23	1,250	1,235,437
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	2,100	2,485,980
				9,965,612

New York–13.95%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,502,191
Series 2009, PILOT RB	6.38%	07/15/43	900	1,051,722
Long Island Power Authority;
Series 2004 A, Electrical System General RB (INS-AMBAC) (b)	5.00%	09/01/34	2,250	2,341,913
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	1,045	1,135,591
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,136,040
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,000	1,136,040
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/25	3,000	3,071,160
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	3,151,575
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (a)(c)	5.00%	11/01/28	6,300	6,867,630
One Hundred Forty-Fourth Series 2006, Consolidated RB (a)	5.00%	10/01/35	21,900	24,282,720
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	11,814,285
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/39	1,800	2,060,316
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/28	935	1,091,164
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/29	745	875,613
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/30	745	855,439
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	9,400	10,452,706
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (a)	5.00%	04/01/28	2,850	3,305,060
New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,029
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,676,535
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,372,560
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/27	1,440	1,682,957
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/28	1,440	1,679,846
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	7,200	8,245,080
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	600	759,300
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	505	641,587
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (a)	5.00%	07/01/35	6,085	6,701,106
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/30	4,125	4,674,161
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	1,995	2,098,680
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,579,065
New York (State of) Dormitory Authority;
Series 1993 A, Second General City University System Consolidated RB	5.75%	07/01/13	705	708,222
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	3,080	3,401,860

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	$940	$1,106,587
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	2,400	2,810,904
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	2,650	3,073,020
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	2,600	3,005,366
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (a)	5.00%	04/01/29	6,855	7,823,474
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,534,192
				132,710,696

North Carolina–2.39%

Brunswick (County of); Series 2004 A, Enterprise System RB (d)(e)	5.25%	04/01/14	1,585	1,650,651
Charlotte (City of) (Convention Facility); Series 2003 A, Ref. COP	5.50%	08/01/19	3,000	3,055,950
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (a)	5.00%	06/01/39	3,915	4,185,527
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,755,514
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	858,335
North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/24	1,355	1,526,082
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/36	1,875	2,091,731
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/41	3,320	3,654,390
				22,778,180

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,616,085

Ohio–6.54%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	755	816,721
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	4,085,025
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,400	2,691,048
Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,200	1,308,768
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	412,732
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/36	3,310	3,641,364
Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/41	1,500	1,636,470
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,579,030
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,122,749
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,900	5,459,678
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	5,038,904
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,575	5,094,629
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,385,800
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,697,085
Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB (d)(e)	6.00%	11/15/14	2,040	2,208,198
Series 2009 A, RB (d)(e)	6.25%	11/15/14	1,275	1,384,752
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	973,370
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (e)	5.80%	12/01/19	1,000	1,122,620
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,914,929
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(e)	2.88%	08/01/14	2,000	2,031,940
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,305,217
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,186,399

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(e)	6.75%	01/15/15	$2,750	$3,031,765
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)	5.30%	09/01/28	95	97,785
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (c)	5.40%	03/01/33	85	87,595
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)	5.50%	09/01/39	541	554,817
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	2,140	2,382,933
				62,252,323

Oklahoma–0.40%

McAlester (City of) Public Works Authority; Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/31	1,000	541,260
Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/34	3,970	1,874,197
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (INS-NATL) (b)(c)	6.00%	06/01/20	1,250	1,372,375
				3,787,832

Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	315	368,304
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (g)	6.38%	11/01/33	535	611,136
				979,440

Pennsylvania–1.24%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,597,001
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,926,071
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (k)	5.75%	12/01/28	3,600	3,554,208
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	6.00%	12/01/34	2,200	2,148,894
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (b)	5.25%	08/01/20	1,000	1,047,070
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	500	550,650
				11,823,894

Puerto Rico–2.64%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	3,320	3,164,126
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB	5.25%	07/01/27	4,200	4,259,304
Series 2010 XX, RB	5.25%	07/01/40	3,300	3,288,021
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, RB	5.38%	08/01/39	3,225	3,388,604
First Subseries 2010 A, RB	5.50%	08/01/42	3,600	3,806,172
First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,250,727
				25,156,954

Rhode Island–0.36%

Rhode Island Economic Development Corp.; Series 1994 A, Airport RB (INS-AGM) (b)(c)	7.00%	07/01/14	295	302,281
Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/28	3,000	3,081,960
				3,384,241

South Carolina–4.46%

Charleston County School District Corp.; Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	02/01/14	3,000	3,095,670
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (a)(d)(e)	5.25%	12/01/15	12,500	13,988,750
Series 2005, Installment Purchase RB (a)(d)(e)	5.25%	12/01/15	7,500	8,393,250

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (INS-AGC) (b)	5.00%	12/01/29	$4,000	$4,405,680
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	1,590	1,851,491
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/29	1,000	1,093,150
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,072,970
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	2,840	2,866,724
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	345,416
Series 2012, Ref. RB	6.00%	11/15/47	178	116,118
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	222	222
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	76	76
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (a)	5.00%	01/01/33	4,650	5,215,719
				42,445,236

South Dakota–0.13%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program);
Series 1998 A, RB (INS-AMBAC) (b)	5.40%	08/01/13	75	75,580
Series 2008, RB (INS-AGC) (b)	5.50%	08/01/38	1,000	1,137,820
				1,213,400

Tennessee–1.08%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I, LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,805,965
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,779,426
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	525	599,476
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (a)(b)	5.25%	09/01/27	4,700	5,133,152
				10,318,019

Texas–20.83%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	2,025	2,156,341
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,089,060
Austin (City of);
Series 2012, Ref. Electric Utility System RB	5.00%	11/15/37	2,020	2,266,420
Series 2012, Ref. Electric Utility System RB	5.00%	11/15/40	2,325	2,580,913
Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,688,672
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/33	735	758,079
Series 2007, Ref. RB	5.00%	07/01/37	580	596,675
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,650	1,903,390
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,925	3,394,199
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	380	381,505
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	2,900	3,285,323
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	7,597,100
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,550	2,739,057
Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS-AGM) (b)(c)	5.50%	11/01/21	10,000	10,203,900
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/28	2,000	2,233,560
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	8,100	8,790,849

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	$1,500	$1,666,455
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (a)	5.00%	11/01/36	1,695	1,901,909
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/27	1,930	2,231,370
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/28	1,500	1,725,615
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/32	1,500	1,699,050
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	1,050	1,393,980
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,818,976
Houston (City of); Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(c)	5.13%	07/01/32	1,365	1,369,177
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (b)	5.25%	05/15/23	2,320	2,425,305
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,850	14,367,842
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/31	1,920	2,193,331
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/33	9,080	10,293,088
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (e)(i)	0.87%	06/01/17	2,500	2,500,000
Series 2012 A, Ref. Sub. Lien Airport System RB (c)	5.00%	07/01/30	2,000	2,182,040
Series 2012 A, Ref. Sub. Lien Airport System RB (c)	5.00%	07/01/31	5,000	5,427,100
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,230	5,628,683
Laredo Independent School District Public Facility Corp.; Series 2004 A, Lease RB (INS-AMBAC) (b)	5.00%	08/01/29	500	500,720
Series 2004 C, Lease RB (INS-AMBAC) (b)	5.00%	08/01/29	1,000	1,001,440
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,355,263
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	2,525	2,725,434
Series 2012 A, Ref. RB	5.00%	05/15/33	2,880	3,201,437
Series 2012 A, Ref. RB	5.00%	05/15/36	3,800	4,166,016
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (e)	5.60%	03/01/14	2,250	2,322,022
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,760,420
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,585,733
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,161,710
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/28	4,100	2,302,806
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,650	4,046,536
Series 2011 A, Special Projects System RB (a)	5.00%	09/01/36	4,470	5,197,716
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	485	528,141
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	525	568,276
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	228,695
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,044,840
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	719,777
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	5,136,550
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	412,828
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,200	4,890,942
Series 2008 A, Ref. RB (INS-AGC) (b)	6.50%	07/01/37	1,000	1,151,190
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/30	925	1,015,900
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)	5.00%	04/01/28	7,615	8,667,088
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	8,050	8,590,879

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	$1,000	$1,168,620
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,510,990
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	3,115	3,330,714
Series 2012, Gas Supply RB	5.00%	12/15/30	2,085	2,217,564
Series 2012, Gas Supply RB	5.00%	12/15/31	1,495	1,586,434
Series 2012, Gas Supply RB	5.00%	12/15/32	1,400	1,482,236
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,366,037
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	574,376
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,400	2,682,672
Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	2,250	2,455,380
				198,146,346

Utah–1.33%

Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (d)(e)	5.00%	12/16/13	2,380	2,441,214
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	751,345
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	2,200	2,447,060
Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	6,000	6,582,480
Utah Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB (c)	5.25%	01/01/39	390	397,940
				12,620,039

Virgin Islands–0.38%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,589,361

Virginia–0.99%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/15	1,000	1,067,430
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,625	1,707,712
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	975	1,033,403
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (l)	0.14%	07/01/42	2,000	2,000,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	2,535	2,718,306
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	859	915,651
				9,442,502

Washington–6.67%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(f)	0.00%	02/01/25	9,850	6,740,847
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	975	1,136,606
Energy Northwest (Public Power Supply System Nuclear Project No. 3); Series 1993 C, Ref. RB (INS-NATL) (b)(f)	0.00%	07/01/14	5,125	5,104,244
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (b)	5.00%	12/01/33	2,400	2,513,904
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (b)	5.00%	01/01/34	1,930	2,019,919
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,250	1,215,263
Series 2008, RB	6.75%	01/01/38	3,000	2,851,800
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,324,774
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (d)(e)	5.25%	12/01/13	8,000	8,200,800

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/33	$2,050	$2,327,980
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/41	585	651,596
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (a)	5.00%	02/01/41	3,630	3,918,440
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/38	4,000	4,380,480
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	2,000	2,508,900
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,325	1,775,407
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	1,071,810
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	2,000	2,155,940
Washington (State of); Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,020	2,263,329
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	12/01/29	2,120	1,260,679
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/29	1,710	1,999,486
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/30	1,795	2,097,404
West Valley School District No. 363; Series 2004, Unlimited Tax GO Bonds (d)(e)	5.25%	06/01/14	2,760	2,897,558
				63,417,166

West Virginia–0.99%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,750	1,842,767
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	525,580
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	893,082
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,400	1,493,030
Series 2008, RB	6.25%	10/01/23	1,450	1,542,873
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,559,572
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,545,921
				9,402,825

Wisconsin–2.10%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/20	1,500	1,894,530
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	600	658,734
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	535	566,988
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	4.75%	08/15/14	1,000	1,040,630
Series 2009 B, RB (e)	5.13%	08/15/16	500	552,210
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,000	3,184,110
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,752,432
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,990	2,297,296
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (a)(c)	5.30%	09/01/23	4,400	4,734,312
Series 2008 A, Home Ownership RB (a)(c)	5.50%	09/01/28	181	192,703
Wisconsin (State of); Series 2004-3, Ref. Unlimited Tax GO Bonds (d)(e)	5.25%	05/01/14	1,445	1,510,357
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,567,777
				19,952,079

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–0.30%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	$1,000	$1,080,870
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,785,008
				2,865,878
TOTAL INVESTMENTS(m)–164.97% (Cost $1,454,929,529)				1,569,485,572
FLOATING RATE NOTE OBLIGATIONS–(27.79)%
Notes with interest rates ranging from 0.11% to 0.32% at 05/31/2013 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(n)				(264,370,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.64)%				(367,600,000)
OTHER ASSETS LESS LIABILITIES–1.46%				13,840,669
NET ASSETS–100.00%				$951,356,241

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
COP	—Certificates of Participation
CR	—Custodial Receipts
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds

INS	—Insurer
MFH	—Multi-Family Housing
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
TEMPS	—Tax-Exempt Mandatory Paydown Securities
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security subject to the alternative minimum tax.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Zero coupon bond issued at a discount.

(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $13,882,511, which represented 1.46% of the Trust’s Net Assets.

(h)

Defaulted security. Currently, the issuer is in defaulted with respect to principal and interest payments. The aggregate value of these securities at May 31, 2013 was $814,488, which represented less than 1% of the Trust’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(j)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2013 represented less than 1% of the Trust’s Net Assets.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.7%
Assured Guaranty Corp.	7.4
National Public Finance Guarantee Corp.	6.6

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

(n)

Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Trust’s investments with a value of $473,028,909 are held by Dealer Trusts and serve as collateral for the $264,370,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 – Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

        Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

        Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

        TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

        The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

        The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Opportunity Trust

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 – Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2013 was $38,671,498 and $26,360,610, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$120,828,996
Aggregate unrealized (depreciation) of investment securities	(8,934,055)
Net unrealized appreciation of investment securities	$111,894,941
Cost of investments for tax purposes is $1,457,590,631.

Invesco Municipal Opportunity Trust

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.